Leases - Schedule of Future Minimum Payments Under Non-cancelable Operating Leases (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Within 1 year	$ 278,879	$ 50,201
After 1 year but within 5 years	348,569
Total lease payments	627,448	50,201
Less: unrecognized lease obligations	(171,076)
Less: imputed interest	(30,807)
Total lease obligations	425,565
Less: current obligations	(151,310)
Long-term lease obligations	$ 274,255